CONVERTIBLE DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Convertible Debt
Schedule of changes in fair value statement of loss

	Host debentures	Embedded derivatives	Total
	$	$	$
As at January 1, 2023	—	—	—
Convertible debt principal	2,208	747	2,955
Transactions costs	(159)	—	(159)
As at March 24, 2023	2,049	747	2,796
Change in fair value	N/A	(154)	(154)
Interest accretion	109	—	109
Foreign exchange	48	17	65
As at June 30, 2023	2,206	610	2,816

Schedule of assumptions

Assumptions

Risk-free interest rate	4.7 – 5.3%
Credit spread	28.3%
Expected life of options	1.2 – 2.7 years
Annual dividend rate	0%
Annualized volatility	49.5 – 56.1%